28. Leases (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases Details 3Abstract
Total lease income	$ 190,370	$ 212,265	$ 199,431